Deferred Acquisition Costs, Deferred Sales Inducements, and Value of Business Acquired	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
Deferred Acquisition Costs, Deferred Sales Inducements, and Value of Business Acquired
8. Deferred Acquisition Costs, Deferred Sales Inducements and Value of Business Acquired

The following represents a rollforward of DAC, DSI and VOBA:

(In millions)	DAC	DSI	VOBA	Total
Balance at December 31, 2013	$210	$91	$1,832	$2,133
Additions	250	113	—	363
Unlocking	2	6	28	36
Amortization	(21)	(10)	(133)	(164)
Impact of unrealized investment (gains) losses	(17)	(12)	(117)	(146)
Balance at December 31, 2014	424	188	1,610	2,222
Additions	288	136	—	424
Unlocking	(6)	(2)	(27)	(35)
Amortization	(35)	(19)	(138)	(192)
Impact of unrealized investment (gains) losses	34	17	182	233
Balance at December 31, 2015	705	320	1,627	2,652
Additions	601	200	—	801
Unlocking	(12)	(3)	(23)	(38)
Amortization	(114)	(36)	(169)	(319)
Impact of unrealized investment (gains) losses	(38)	(19)	(99)	(156)
Balance at December 31, 2016	$1,142	$462	$1,336	$2,940

The expected amortization of VOBA for the next five years is as follows:

(In millions)	Expected Amortization
2017	$139
2018	128
2019	114
2020	105
2021	96